Financial instruments (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about financial instruments [abstract]
Disclosure of movement in the merchant cash advances
The movement in the merchant cash advances is as follows:

	2026	2025
	$	$

Balance - Beginning of fiscal year	106,169	74,236
Principal issued	358,827	276,165
Amounts collected	(384,310)	(266,904)
Transaction-based revenues from fees collected incorporating fair value movement	49,961	35,175
General & administrative expenses from amounts deemed uncollectible	(12,205)	(12,503)

Balance - End of fiscal year	118,442	106,169

Disclosure of fair value measurement of liabilities
As at March 31, 2026 and 2025, financial instruments measured at fair value in the consolidated balance sheets were as follows:

	March 31, 2026			March 31, 2025

	Fair value hierarchy	Carrying amount	Fair value	Fair value hierarchy	Carrying amount	Fair value
		$	$		$	$

Assets:
Cash and cash equivalents	Level 1	453,906	453,906	Level 1	558,469	558,469
Restricted cash and restricted deposits	Level 1	2,230	2,230	Level 1	1,874	1,874
Merchant cash advances	Level 3	118,442	118,442	Level 3	106,169	106,169
Liabilities:
Foreign exchange forward contracts	Level 2	238	238	Level 2	2,496	2,496

Financial instruments measured at fair value in the condensed interim consolidated balance sheet
As at March 31, 2026 and 2025, financial instruments measured at fair value in the consolidated balance sheets were as follows:

	March 31, 2026			March 31, 2025

	Fair value hierarchy	Carrying amount	Fair value	Fair value hierarchy	Carrying amount	Fair value
		$	$		$	$

Assets:
Cash and cash equivalents	Level 1	453,906	453,906	Level 1	558,469	558,469
Restricted cash and restricted deposits	Level 1	2,230	2,230	Level 1	1,874	1,874
Merchant cash advances	Level 3	118,442	118,442	Level 3	106,169	106,169
Liabilities:
Foreign exchange forward contracts	Level 2	238	238	Level 2	2,496	2,496

Changes in the loss allowance	Changes in the loss allowance were as follows:

	2026	2025
	$	$

Balance – Beginning of fiscal year	6,445	5,056
Increase	3,541	4,597
Write-offs	(4,362)	(3,208)

Balance – End of fiscal year	5,624	6,445

Maturity of financial liabilities
The following table presents the maturity analysis of undiscounted fixed lease payments included in the measurement of lease liabilities as at March 31, 2026:

Fiscal Year	$

2027	6,123
2028	5,700
2029	4,572
2030	3,928
2031	1,696
2032	725

Total undiscounted fixed lease payments	22,744
As at March 31, 2026 and 2025, the maturity analysis of financial liabilities represented the following:
2026

	<1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Accounts payable and accrued liabilities	80,592	—	—	80,592
Other long-term liabilities	—	1,390	—	1,390
2025

	<1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Accounts payable and accrued liabilities	73,075	—	—	73,075
Other long-term liabilities	—	562	—	562

Currency Risk	The following table provides a summary of the Company's foreign exchange exposures, after taking into account relevant foreign exchange forward contracts, expressed in thousands of US dollars:

2026	CAD	EUR	AUD	GBP	NZD	Other	Total
	$	$	$	$	$	$	$

Cash and cash equivalents and restricted cash	1,872	4,902	3,689	1,753	2,034	1,613	15,863
Trade and other receivables	14,512	5,952	219	3,118	930	944	25,675
Merchant cash advances	14,445	21,566	12,022	9,907	1,096	3,750	62,786
Contract assets	2,981	10,229	4,368	6,256	—	1,544	25,378
Accounts payable and accrued liabilities	(12,608)	(17,601)	(3,866)	(5,485)	(2,351)	(4,046)	(45,957)
Other long-term liabilities	(262)	(340)	(593)	(133)	—	(9)	(1,337)
Lease liabilities	(7,181)	(6,058)	(1,467)	(4,354)	(950)	(36)	(20,046)

Net financial position exposure	13,759	18,650	14,372	11,062	759	3,760	62,362

2025	CAD	EUR	AUD	GBP	NZD	Other	Total
	$	$	$	$	$	$	$

Cash and cash equivalents and restricted cash	3,600	10,019	3,244	2,759	2,151	1,469	23,242
Trade and other receivables	17,333	4,615	723	1,468	356	279	24,774
Merchant cash advances	14,359	14,291	12,921	7,671	1,348	—	50,590
Contract assets	3,758	6,340	5,876	2,452	1	1,483	19,910
Accounts payable and accrued liabilities	(10,218)	(12,383)	(3,573)	(613)	(2,771)	(3,135)	(32,693)
Other long-term liabilities	(192)	(207)	(41)	(97)	—	(3)	(540)
Lease liabilities	(8,739)	(3,306)	(1,046)	(1,957)	(1,218)	(63)	(16,329)

Net financial position exposure	19,901	19,369	18,104	11,683	(133)	30	68,954
The table below shows the immediate change in loss before income taxes of a 1% strengthening in the average exchange rate of significant currencies to which the Company has transaction exposure for the fiscal years ended March 31, 2026 and 2025. The sensitivity associated with a 1% weakening of a particular currency would be equal and opposite. This assumes that each currency moves in isolation.

	CAD	EUR	AUD	GBP	NZD	Other
	$	$	$	$	$	$

2026	(404)	413	417	(63)	(124)	(151)
2025	(211)	369	279	(58)	(137)	(105)

Hedging reserve
Hedging reserve

	2026	2025
	$	$

Balance - Beginning of fiscal year	(2,496)	189
Unrealized gains (losses) on fair value that may be subsequently reclassified to consolidated statements of loss	2,154	(4,746)
Losses reclassified to direct cost of revenues, general and administrative expenses, research and development expenses, and sales and marketing expenses.	104	1,993
Deferred income tax recovery	—	68

Balance - End of fiscal year	(238)	(2,496)